RELATED PARTY DISCLOSURES (Details 1) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Related party transactions	$ 2,097,242	$ 1,706,496	$ 714,506
Consulting and management fees
Disclosure of transactions between related parties [line items]
Related party transactions	218,500	268,456	247,525
Directors' fees
Disclosure of transactions between related parties [line items]
Related party transactions	103,805	70,378	60,600
Mineral properties
Disclosure of transactions between related parties [line items]
Related party transactions	1,171,585	631,610	201,875
Salaries
Disclosure of transactions between related parties [line items]
Related party transactions	$ 603,352	$ 736,052	$ 204,506